Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 376	$ 610
Accounts Receivable and Accrued Revenues	2,274	1,830
Income Tax Receivable		68
Inventories	1,407	1,389
Risk Management	30	63
Assets Held for Sale	479	1,048
Total Current Assets	4,566	5,008
Exploration and Evaluation Assets	3,679	3,673
Property, Plant and Equipment, Net	29,412	29,596
Income Tax Receivable	300	311
Risk Management	16	2
Other Assets	54	71
Goodwill	2,272	2,272
Total Assets	40,299	40,933
Current Liabilities
Accounts Payable and Accrued Liabilities	2,713	2,635
Contingent Payment	214	38
Income Tax Payable	29	129
Risk Management	809	1,031
Liabilities Related to Assets Held for Sale	151	603
Total Current Liabilities	3,916	4,436
Long-Term Debt	9,992	9,513
Contingent Payment	421	168
Risk Management	28	20
Decommissioning Liabilities	1,031	1,029
Other Liabilities	231	173
Deferred Income Taxes	5,677	5,613
Total Liabilities	21,296	20,952
Shareholders’ Equity	19,003	19,981
Total Liabilities and Shareholders’ Equity	$ 40,299	$ 40,933